CERTIFICATE

                                 THE BSG FUNDS

     The undersigned, Secretary of The BSG Funds (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

     1. The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 2, the most recent amendment; and

     2.   The text of Post-Effectivement No. 2 has been filed electronically.


Date:  August 28, 1998

                                   The BSG Funds


                                   By:  /s/ Lisa R. Hunter
                                        ------------------------------
                                        Lisa R. Hunter